Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Bird Rides [Member]
Goodwill
Note 5 – Goodwill
The Company’s goodwill balance as of March 31, 2022 and December 31, 2021 was $118.9 million and $121.2 million, respectively. The decrease during the three months ended March 31, 2022 was a result of a foreign currency translation adjustment.

Note 7 — Goodwill
The changes in the carrying amount of goodwill by segment during the years ended December 31, 2021 and 2020 were as follows (in thousands):

	North America	Europe, Middle East, and Africa	Other

Balance as of December 31, 2019	$1,296	$—	$—
Acquisitions	—	116,709	—
Foreign currency translation adjustment	—	13,250	—

Balance as of December 31, 2020	1,296	129,959	$—
Foreign currency translation adjustment	—	(10,086)	—

Balance as of December 31, 2021	$1,296	$119,873	$—